Description of Organization and Business Operations (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 16, 2021	Apr. 12, 2021	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Share price				$ 11.07
Proceeds from issuance of initial public offering			$ 111,575,715
Deferred underwritting commissions			4,025,000	4,025,000
Proceeds from Issuance of Private Placement			$ 5,760,000
Business combination description				The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Minimum net tangible asset upon consummation of business combination				$ 5,000,001
Interest on dissolution expenses				100,000
Cash				212,000
Working capital deficit				$ 110,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	5,760,000
Sale of Stock, Price Per Share	$ 1.00
Proceeds from Issuance of Private Placement	$ 5,760,000	$ 5,760,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 1.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	10,000,000
Share price	$ 10.00			$ 11.07
Proceeds from issuance of initial public offering	$ 100,000,000
Payments of stock issuance costs	6,624,000
Deferred underwritting commissions	$ 3,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share price	$ 10.00
Proceeds from issuance of initial public offering	$ 15,000,000
Payments of stock issuance costs	825,000
Deferred underwritting commissions	$ 525,000
Number of shares purchased	1,500,000
Trust Account [Member]
Subsidiary, Sale of Stock [Line Items]
Share price				$ 10.15
Proceeds from issuance of initial public offering				$ 116,725,000